RELATED PARTY TRANSACTIONS (Details)								3 Months Ended	8 Months Ended
	Feb. 22, 2021 USD ($) $ / shares	Aug. 03, 2020 USD ($) shares	Jul. 30, 2020 USD ($) $ / shares shares	Jul. 27, 2020 $ / shares shares	Jul. 14, 2020 $ / shares shares	May 22, 2020 USD ($) shares	May 13, 2020 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Issuance of Class B common stock									$ 25,000
Fees incurred for services									250,000
Initial public offering cost							$ 600,000
Repayment of promissory note - related party		$ 550,000						$ 550,000	550,000
Debt conversion, original debt, amount								$ 1,500,000	$ 1,500,000
Conversion price | $ / shares								$ 1.00	$ 1.00
Amounts borrowed								$ 1,500,000	$ 550,000
Interest expense on conversion option asset								300,000
Financial Instruments Subject to Mandatory Redemption, Settlement Terms [Abstract]
Fair value as of January 1, 2021								142,200,500
Initial measurement on February 22, 2021								57,691,636
Change in fair value								(40,517,598)
Fair value as of March 31, 2021								17,174,038	$ 142,200,500
Interest expense - excess fair value of conversion liability								$ 56,191,636
Probability of completing a Business Combination
Input			80.0					90	80
Over-Allotment Option
Issuance of Class B common stock (in shares) | shares		27,000,000						27,000,000	27,000,000
Sponsor
Weighted average number of shares, common stock subject to repurchase or cancellation | shares								6,750,000	6,750,000
Equity method investment, ownership percentage								20.00%	20.00%
Sponsor | Over-Allotment Option
Weighted average number of shares, common stock subject to repurchase or cancellation | shares								6,750,000	6,750,000
Administrative Support Agreement
Management fee expense			$ 50,000
Fees incurred for services								$ 150,000
Class A Common Stock
Common Stock, Shares, Issued | shares			21,656,223					0	21,656,223
Common stock, shares, outstanding | shares			7,436,173					0	21,656,223
Share price | $ / shares								$ 12.00	$ 12.00
Class B Common Stock
Issuance of Class B common stock (in shares) | shares						21,562,500
Issuance of Class B common stock						$ 25,000
Common stock dividends per share | $ / shares			$ 0.20	$ 0.50	$ 0.33
Effected common stock dividend share | shares			1	1	1
Common Stock, Shares, Issued | shares			51,750,000					51,750,000	51,750,000
Common stock, shares, outstanding | shares			51,750,000					51,750,000	51,750,000
Convertible promissory note with Sponsor
Maximum borrowing capacity of related party promissory note	$ 1,500,000
Maximum loans convertible into warrants	$ 1,500,000
Price of warrants (in dollars per share) | $ / shares	$ 1.00
Amounts borrowed	$ 1,500,000
Interest expense on conversion option asset								$ 300,000
Remaining balance of the debt discount								1,200,000
Financial Instruments Subject to Mandatory Redemption, Settlement Terms [Abstract]
Interest expense - excess fair value of conversion liability								$ 56,191,636